CONCENTRATIONS, RISKS AND UNCERTAINTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

15. CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

The Company’s primary bank deposits are located in the United States. Those deposits are provided protection under FDIC insurance up to maximum of $250,000. Any deposits in excess of the aforementioned maximum are at risk of loss if those banks become insolvent. The Company is subject to risk borne from credit extended to customers.

Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing or if the prime rate adjusts, as the Company’s loans are based on adjustable interest rates.

Inflation risk

Management monitors changes in prices levels. Historically, inflation has not materially impacted the Company’s financial statements; however, significant increases in the cost of labor that cannot be passed on to the Company’s customers could adversely impact the Company’s results of operations.

Concentration risks

Table 15.1: Revenue Concentration by Customer - Based on % of Revenue

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2026		2025		2026		2025
Customer	Amount	%	Amount	%	Amount	%	Amount	%
A	$1,087,881	29.0%	$1,138,481	29.3%	$2,193,362	31.2%	$2,251,053	29.0%
B	750,717	20.0%	594,460	15.3%	$1,475,539	21.0%	$1,158,080	14.9%
C	331,002	8.8%	374,780	9.6%	$646,243	9.2%	$861,958	11.1%
D	275,945	7.3%	343,460	8.8%	$505,838	7.2%	$732,740	9.4%

Table 15.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net

	June 30, 2026		December 31, 2025
Customer	Amount	%	Amount	%
1	$1,033,154	27.8%	$768,954	28.6%
2	$764,999	20.6%	$479,151	17.8%
3	$357,471	9.6%	$373,236	13.9%

Prior to the Management Services Agreement and a Release agreement with Ed Burns of SLG on March 31, 2025, the Company had combined all SLG customers as one customer for purposes of customer concentration disclosures due to the nature of the relationship. Once the acquisition was complete, the Company has re-evaluated this disclosure to break out all SLG customers individually, therefore the amounts reported above are not comparable to the second quarter of 2025 amounts previously reported.

18.	CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

The Company’s primary bank deposits are located in the United States. Those deposits are provided protection under FDIC insurance up to maximum of $250,000. Any deposits in excess of the aforementioned maximum are at risk of loss if those banks become insolvent. The Company is subject to risk borne from credit extended to customers.

Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing or if the prime rate adjusts, as the Company’s loans are based on adjustable interest rates.

Inflation risk

Management monitors changes in prices levels. Historically, inflation has not materially impacted the Company’s financial statements; however, significant increases in the cost of labor that cannot be passed on to the Company’s customers could adversely impact the Company’s results of operations.

Concentration risks

Table 18.1: Revenue Concentration by Customer - Based on % of Revenue
	For the Year Ended December 31,
	2025		2024
Customer	Amount	%	Amount	%
A	$4,576,315	30.2%	$3,584,564	20.2%
B	$2,504,836	16.6%	$2,167,024	12.2%
C	$1,300,680	8.6%	$2,652,925	14.9%
D	$1,378,738	9.1%	$2,934,031	16.5%

Table 18.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net
	December 31, 2025
Customer	Amount	%
1	$768,954	29%
2	$479,151	18%
3	$373,236	14%

Prior to the Management Services Agreement and a Release agreement with Ed Burns of SLG on March 31, 2025, the Company had combined all SLG customers as one customer for purposes of customer concentration disclosures due to the nature of the relationship. Once the acquisition was complete, the Company has re-evaluated this disclosure to break out all SLG customers individually, therefore the amounts reported above are not comparable to the first quarter of 2025 amounts previously reported. As of December 31, 2024, no individual customer accounts receivable balances were 10% or greater than the total accounts receivable balance.